Feb. 26, 2016

GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

(the “Fund”)

Supplement dated November 3, 2016 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

dated February 26, 2016, as supplemented

Pursuant to actions taken by the Board of Trustees of Goldman Sachs Trust II, One River Asset Management, LLC (“One River”) and YG Partners, LLC (“YG Partners”) will now serve as sub-advisers (“Underlying Managers”) of the Fund, and One River will serve as an Underlying Manager of a new wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “New Subsidiary” and, together with the existing MMA Subsidiaries (as currently described in the Prospectus, Summary Prospectus and SAI), the “MMA Subsidiaries” and each a “MMA Subsidiary”). The Fund intends to invest in the MMA Subsidiaries in order to gain exposure to the commodity markets. The Fund may invest up to 25% of its total assets in the MMA Subsidiaries. Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Investment Adviser by the New Subsidiary. In addition, One River has contractually agreed to waive the sub-advisory fee it receives from the Investment Adviser in connection with the services it provides to the Fund in an amount equal to the sub-advisory fee it receives from the Investment Adviser in connection with the services it provides to the New Subsidiary. These waivers may not be discontinued by the Investment Adviser or One River as long as their contracts with the New Subsidiary are in place. Each of Atreaus Capital, LP and Graham Capital Management, L.P. will continue to serve as the Underlying Manager of an existing MMA Subsidiary.

The New Subsidiary is structured to be the same as the existing MMA Subsidiaries, but with One River as the Underlying Manager. Accordingly, the information currently included in the Prospectus, Summary Prospectus and SAI regarding the existing MMA Subsidiaries also applies to the New Subsidiary, except as set forth in this Supplement.